Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Balance, December 31, 2011	$ 2,517		$ 2,250
Provision	1,474		2,175
Utilization and other	2,041		1,908
Balance, December 31, 2012	1,950	[1]	2,517
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance, December 31, 2011	2,425		2,149
Provision	997	[2]	1,794	[2]
Utilization and other	(1,629)	[3]	(1,518)	[3]
Balance, December 31, 2012	1,793	[1]	2,425
Asset Impairment Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance, December 31, 2011	0		0
Provision	328	[2]	256	[2]
Utilization and other	(328)	[3]	(256)	[3]
Balance, December 31, 2012	0	[1]	0
Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance, December 31, 2011	92		101
Provision	149	[2]	125	[2]
Utilization and other	(84)	[3]	(134)	[3]
Balance, December 31, 2012	$ 157	[1]	$ 92

[1]	Included in Other current liabilities ($1.2 billion) and Other noncurrent liabilities ($731 million).
[2]	Includes adjustments for foreign currency translation.
[3]	Included in Other current liabilities ($1.6 billion) and Other noncurrent liabilities ($930 million).